UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND-MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS - 86.8%
	SHARES	VALUE

Consumer Products - 3.2%
Apparel and Shoes - 0.7%
Stride Rite	197,600	$2,533,232

Food/Beverage/Tobacco - 1.0%
Boston Beer Company Cl. A a,b	37,900	947,500
CoolBrands International a	258,300	544,374
Green Mountain Coffee Roasters a	23,000	799,940
Jones Soda a,b	88,900	488,950
Monterey Gourmet Foods a	198,100	794,381

		3,575,145

Sports and Recreation - 0.8%
Arctic Cat	73,000	1,499,420
Thor Industries	46,200	1,570,800

		3,070,220

Other Consumer Products - 0.7%
RC2 Corporation a,b	74,800	2,525,248

Total		11,703,845

Consumer Services - 4.7%
Direct Marketing - 0.2%
J. Jill Group a	58,900	931,798

Leisure and Entertainment - 1.2%
4Kids Entertainment a,b	46,900	815,591
Multimedia Games a,b	178,700	1,735,177
New Frontier Media a	310,900	1,871,618

		4,422,386

Restaurants and Lodgings - 0.5%
Benihana Cl. A a	48,645	875,124
California Pizza Kitchen a,b	29,900	874,276

		1,749,400

Retail Stores - 2.4%
Brookstone a	61,895	1,234,186
Buckle (The)	52,900	1,797,013
Cache a,b	127,300	1,938,779
Cato Corporation Cl. A	124,500	2,481,285
Charlotte Russe Holding a,b	106,300	1,415,916

		8,867,179

Other Consumer Services - 0.4%
First Cash Financial Services a,b	53,000	1,394,960

Total		17,365,723

Financial Intermediaries - 4.7%
Banking - 1.1%
Bancorp (The) a	86,525	1,383,535
Canadian Western Bank	75,400	2,423,178

		3,806,713

Insurance - 3.6%
American Safety Insurance Holdings a	136,200	2,348,088
Argonaut Group a,b	117,000	3,160,170
NYMAGIC	89,900	2,187,267
Navigators Group a	56,300	2,101,116
United Fire & Casualty Company	78,630	3,546,999

		13,343,640

Total		17,150,353

Financial Services - 0.3%
Other Financial Services - 0.3%
Electro Rent a	95,100	1,196,358

Total		1,196,358

Health - 15.3%
Commercial Services - 1.3%
Discovery Partners International a	437,700	1,409,394
First Consulting Group a	335,800	1,947,640
Hooper Holmes	363,700	1,429,341

		4,786,375

Drugs and Biotech - 6.6%
Cardiome Pharma a	131,000	1,151,490
Cell Genesys a	258,500	1,416,580
Cerus Corporation a,b	345,000	3,056,700
Compugen a	162,900	539,199
Durect Corporation a	182,748	1,251,824
DUSA Pharmaceuticals a	129,200	1,369,520
Gene Logic a	370,199	1,810,273
Lexicon Genetics a,b	386,100	1,536,678
Luminex Corporation a,b	81,500	818,260
Maxygen a,b	73,000	605,170
Myriad Genetics a,b	72,400	1,582,664
Nastech Pharmaceutical Company a,b	15,900	224,826
Nuvelo a	100,400	963,840
Orchid Cellmark a	235,200	1,999,200
Pharmacyclics a,b	140,500	1,267,310
VIVUS a,b	619,100	2,222,569
Zila a,b	728,900	2,543,861

		24,359,964

Health Services - 1.9%
Bio-Imaging Technologies a,b	257,900	789,174
Cross Country Healthcare a	54,600	1,013,376
Horizon Health a	90,000	2,445,300
TLC Vision a	101,400	690,534
U.S. Physical Therapy a,b	116,400	2,113,824

		7,052,208

Medical Products and Devices - 4.5%
Adeza Biomedical a	38,300	666,803
Aksys a,b	233,100	491,841
Bruker BioSciences a	666,800	2,920,584
Caliper Life Sciences a,b	116,500	818,995
Cardiac Science	44,149	473,277
Exactech a,b	78,100	1,155,880
Langer a	89,600	455,526
Merit Medical Systems a	78,300	1,389,042
NMT Medical a	103,100	1,136,162
Orthofix International a	31,000	1,351,600
OrthoLogic Corporation a	151,000	578,330
Possis Medical a	146,000	1,600,160
Synovis Life Technologies a,b	75,100	807,325
Young Innovations	68,750	2,602,875

		16,448,400

Personal Care - 1.0%
Lifeline Systems a,b	50,840	1,699,581
Nutraceutical International a	129,500	1,841,490

		3,541,071

Total		56,188,018

Industrial Products - 10.8%
Automotive - 0.6%
Aftermarket Technology a,b	50,000	919,500
Wescast Industries Cl. A	62,400	1,373,605

		2,293,105

Building Systems and Components - 2.3%
Aaon a	105,100	1,931,738
Drew Industries a,b	160,600	4,145,086
LSI Industries	126,250	2,398,750

		8,475,574

Industrial Components - 0.9%
InPlay Technologies a	381,000	721,043
Powell Industries a	118,700	2,598,343

		3,319,386

Machinery - 1.9%
Cascade Corporation	16,000	779,200
Key Technology a	136,500	1,938,300
Pason Systems	165,100	3,860,145
Tennant	11,100	454,878

		7,032,523

Metal Fabrication and Distribution - 4.1%
Gibraltar Industries	36,600	837,042
Harris Steel Group	188,500	3,972,688
Metal Management	125,600	3,183,960
Novamerican Steel a,b	93,400	3,488,490
Olympic Steel a,b	87,200	1,523,384
Steel Technologies	83,600	2,167,748

		15,173,312

Specialty Chemicals and Materials - 0.1%
Hawkins	35,000	479,500

Other Industrial Products - 0.9%
Color Kinetics a,b	87,200	1,308,000
Peerless Manufacturing a	51,700	876,315
Quixote Corporation	44,700	956,133

		3,140,448

Total		39,913,848

Industrial Services - 8.6%
Commercial Services - 4.1%
BB Holdings	509,301	3,417,919
Bennett Environmental a	124,100	353,685
Collectors Universe a,b	140,607	1,785,709
CorVel Corporation a	36,850	882,926
Exponent a,b	152,900	4,799,531
PDI a,b	91,000	1,393,210
RCM Technologies a	106,300	638,863
RemedyTemp Cl. A a,b	93,400	777,088
SM&A a,b	100,000	881,000

		14,929,931

Food and Tobacco Processors - 1.0%
Omega Protein a,b	174,200	1,325,662
Zapata Corporation a	305,600	2,185,040

		3,510,702

Printing - 1.0%
CSS Industries	22,300	725,196
Courier Corporation	45,318	1,694,893
Ennis	77,000	1,293,600

		3,713,689

Transportation and Logistics - 2.5%
Covenant Transport Cl. A a,b	87,200	1,055,120
Marten Transport a,b	87,850	2,222,605
P.A.M. Transportation Services a,b	40,000	646,400
Patriot Transportation Holding a,b	39,800	2,734,260
Vitran Corporation Cl. A a	166,950	2,707,929

		9,366,314

Total		31,520,636

Natural Resources - 18.7%
Energy Services - 7.9%
Dawson Geophysical a	101,000	3,055,250
Enerflex Systems	48,700	1,147,854
Gulf Island Fabrication	149,300	4,292,375
GulfMark Offshore a	56,800	1,832,936
Input/Output a,b	380,600	3,037,188
NATCO Group Cl. A a	111,000	2,810,520
RPC	89,300	2,300,368
Tesco Corporation a	259,600	4,083,508
TETRA Technologies a,b	91,875	2,868,338
Total Energy Services Trust	287,700	3,378,155

		28,806,492

Oil and Gas - 2.2%
Edge Petroleum a,b	87,900	2,319,681
Pioneer Drilling Company a	172,600	3,369,152
Savanna Energy Services a	106,700	2,521,332

		8,210,165

Precious Metals and Mining - 8.6%
Alamos Gold a	551,000	2,275,097
Apex Silver Mines a	34,000	534,140
Eldorado Gold a	400,000	1,420,000
Etruscan Resources a	690,000	991,226
Gammon Lake Resources a	429,500	3,500,425
Golden Star Resources a	442,000	1,476,280
Kingsgate Consolidated	306,013	868,120
Metallica Resources a	2,433,500	3,771,925
Minefinders Corporation a	356,000	1,737,280
Miramar Mining a	373,000	574,420
Northern Orion Resources a	1,322,800	3,889,032
NovaGold Resources a	371,800	2,978,118
Silver Standard Resources a,b	143,800	1,970,060
Spur Ventures a	560,500	708,761
Western Silver a	363,700	3,069,628
Yamana Gold a	413,900	1,788,048

		31,552,560

Total		68,569,217

Technology - 15.9%
Aerospace and Defense - 1.1%
Ducommun a	102,900	2,263,800
Integral Systems	96,200	1,985,568

		4,249,368

Components and Systems - 4.3%
Excel Technology a	85,400	2,193,926
Lowrance Electronics	97,500	2,475,525
Metrologic Instruments a,b	84,500	1,537,055
MOCON	30,500	295,240
OSI Systems a	103,700	1,638,460
Perceptron a	147,600	945,599
Performance Technologies a	205,200	1,467,180
Richardson Electronics	231,500	1,750,140
Rimage Corporation a,b	52,200	1,392,174
TTM Technologies a,b	320,800	2,293,720

		15,989,019

Distribution - 0.2%
Jaco Electronics a	184,200	699,960

Internet Software and Services - 0.6%
CryptoLogic	40,800	716,448
EDGAR Online a,b	267,500	639,325
Inforte Corporation	211,700	887,023

		2,242,796

IT Services - 1.2%
answerthink a	266,200	1,038,180
Forrester Research a	155,100	3,229,182

		4,267,362

Semiconductors and Equipment - 2.6%
Cascade Microtech a	96,500	1,298,890
CEVA a	211,200	1,094,016
ESS Technology a,b	351,600	1,248,180
Integrated Silicon Solution a	147,000	1,234,800
PDF Solutions a,b	94,900	1,575,340
QuickLogic Corporation a	150,800	530,816
Semitool a,b	151,300	1,202,835
White Electronic Designs a	244,000	1,244,400

		9,429,277

Software - 3.3%
InterVideo a	151,500	1,519,545
iPass a,b	405,500	2,181,590
Omnicell a,b	110,200	1,072,246
PLATO Learning a,b	410,658	3,125,107
SPSS a,b	70,000	1,680,000
Transaction Systems Architects Cl. A a	87,100	2,425,735

		12,004,223

Telecommunications - 2.6%
Anaren a,b	107,900	1,521,390
Atlantic Tele-Network	35,300	1,171,960
Brooktrout a	73,350	951,350
Captaris a	159,700	600,472
Essex Corporation a,b	50,800	1,100,836
Globecomm Systems a	252,700	1,983,695
KVH Industries a	50,900	496,275
PC-Tel a	133,600	1,255,840
Somera Communications a,b	398,700	398,700

		9,480,518

Total		58,362,523

Miscellaneous - 4.6%
Total		16,717,388

TOTAL COMMON STOCKS
(Cost $248,326,790)		318,687,909

REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $47,960,185 (collateralized by obligations of various U.S. Government Agencies, valued at $49,149,397)
(Cost $47,947,000)		47,947,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 8.3%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio
(Cost $30,682,962)		30,682,962

TOTAL INVESTMENTS - 108.2%
(Cost $326,956,752)		397,317,871

LIABILITIES LESS CASH AND OTHER ASSETS - (8.2)%		(30,111,725)

NET ASSETS - 100.0%		$367,206,146

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND-SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS - 88.7%
	SHARES	VALUE

Consumer Products - 19.9%
Apparel and Shoes - 8.0%
Kenneth Cole Productions Cl. A	126,600	$3,454,914
Columbia Sportswear Company a	36,900	1,712,160
Cutter & Buck	140,749	1,731,213
K-Swiss Cl. A	88,400	2,613,988
Steven Madden a	21,000	481,320
Polo Ralph Lauren Cl. A	16,500	829,950
Stride Rite	197,800	2,535,796

		13,359,341

Food/Beverage/Tobacco - 1.1%
Boston Beer Company Cl. A a	72,400	1,810,000

Home Furnishing and Appliances - 6.2%
American Woodmark	30,800	1,034,880
Ethan Allen Interiors	105,800	3,316,830
Hooker Furniture	207,500	3,448,650
Stanley Furniture Company	97,500	2,553,525

		10,353,885

Sports and Recreation - 1.2%
Winnebago Industries	70,800	2,051,076

Other Consumer Products - 3.4%
Blyth	7,200	160,488
RC2 Corporation a	58,520	1,975,635
Radica Games	185,300	1,625,081
Yankee Candle Company	81,400	1,994,300

		5,755,504

Total		33,329,806

Consumer Services - 11.7%
Direct Marketing - 1.9%
Nu Skin Enterprises Cl. A	170,300	3,244,215

Leisure and Entertainment - 1.3%
Dover Downs Gaming & Entertainment	114,000	1,550,400
Multimedia Games a	63,900	620,469

		2,170,869

Restaurants and Lodgings - 4.4%
CBRL Group	57,800	1,945,548
CEC Entertainment a	54,600	1,734,096
Ruby Tuesday	92,300	2,008,448
Ryan’s Restaurant Group a	140,200	1,636,134

		7,324,226

Retail Stores - 4.1%
Big Lots a	86,200	947,338
Buckle (The)	49,100	1,667,927
Claire’s Stores	80,400	1,940,052
Pier 1 Imports	146,900	1,655,563
Talbots	18,700	559,504

		6,770,384

Total		19,509,694

Financial Intermediaries - 7.9%
Insurance - 7.1%
AmerUs Group	63,600	3,648,732
Aspen Insurance Holdings	58,400	1,725,720
Assured Guaranty	91,900	2,199,167
Endurance Specialty Holdings	40,700	1,388,277
Erie Indemnity Company Cl. A	6,400	337,600
PXRE Group	23,800	320,348
ProAssurance Corporation a	14,100	658,047
Scottish Re Group	69,100	1,647,344

		11,925,235

Other Financial Intermediaries - 0.8%
TSX Group	38,000	1,317,660

Total		13,242,895

Financial Services - 2.4%
Information and Processing - 1.6%
eFunds Corporation a	142,900	2,690,807

Investment Management - 0.8%
Cohen & Steers	62,200	1,244,000

Total		3,934,807

Health - 7.1%
Commercial Services - 0.3%
AMN Healthcare Services a	31,409	485,897

Drugs and Biotech - 1.0%
Lexicon Genetics a	91,300	363,374
Perrigo Company	87,500	1,252,125

		1,615,499

Health Services - 4.2%
AMERIGROUP Corporation a	48,500	927,320
Cross Country Healthcare a	38,500	714,560
Healthcare Services Group	53,010	1,020,443
Horizon Health a	23,000	624,910
Molina Healthcare a	61,800	1,544,382
U.S. Physical Therapy a	123,700	2,246,392

		7,078,007

Medical Products and Devices - 0.8%
Viasys Healthcare a	54,600	1,364,454

Personal Care - 0.8%
Nutraceutical International a	90,504	1,286,967

Total		11,830,824

Industrial Products - 8.4%
Automotive - 1.0%
Strattec Security a	31,500	1,633,275

Building Systems and Components - 2.7%
Drew Industries a	104,600	2,699,726
Simpson Manufacturing	45,500	1,780,870

		4,480,596

Construction Materials - 0.8%
Florida Rock Industries	21,600	1,384,344

Machinery - 2.8%
Lincoln Electric Holdings	44,000	1,733,600
Rofin-Sinar Technologies a	58,000	2,203,420
Woodward Governor Company	8,200	697,410

		4,634,430

Metal Fabrication and Distribution - 1.1%
Gibraltar Industries	80,350	1,837,605

Total		13,970,250

Industrial Services - 1.5%
Commercial Services - 1.5%
FTI Consulting a	32,100	810,846
SM&A a	198,500	1,748,785

Total		2,559,631

Natural Resources - 10.2%
Energy Services - 3.6%
Ensign Energy Services	81,600	2,781,068
Oil States International a	22,200	806,082
Patterson-UTI Energy	35,400	1,277,232
TETRA Technologies a	37,350	1,166,067

		6,030,449

Oil and Gas - 6.0%
Cimarex Energy a	56,618	2,566,494
St. Mary Land & Exploration Company	98,200	3,594,120
Unit Corporation a	69,400	3,836,432

		9,997,046

Precious Metals and Mining - 0.6%
Glamis Gold a	47,100	1,040,910

Total		17,068,405

Technology - 18.2%
Components and Systems - 3.6%
Lowrance Electronics	27,100	688,069
Neoware Systems a	15,800	264,492
Rimage Corporation a	43,954	1,172,253
TTM Technologies a	58,200	416,130
Tektronix	134,500	3,393,435

		5,934,379

IT Services - 3.0%
MAXIMUS	92,500	3,306,875
Perot Systems Cl. A a	122,200	1,729,130

		5,036,005

Semiconductors and Equipment - 4.2%
Entegris a	156,600	1,769,580
OmniVision Technologies a	198,400	2,503,808
Sigmatel a	137,500	2,783,000

		7,056,388

Software - 2.5%
InterVideo a	127,616	1,279,988
iPass a	302,700	1,628,526
Transaction Systems Architects Cl. A a	44,700	1,244,895

		4,153,409

Telecommunications - 4.9%
Catapult Communications a	101,100	1,854,174
Foundry Networks a	344,700	4,377,690
Intervoice a	212,400	1,913,724

		8,145,588

Total		30,325,769

Miscellaneous - 1.4%
Total		2,324,975

TOTAL COMMON STOCKS
(Cost $125,422,433)		148,097,056

REPURCHASE AGREEMENT - 13.6%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $22,751,255 (collateralized by obligations of various U.S. Government Agencies, valued at $23,317,827)
(Cost $22,745,000)		22,745,000

TOTAL INVESTMENTS - 102.3%
(Cost $148,167,433)		170,842,056

LIABILITIES LESS CASH AND OTHER ASSETS - (2.3)%		(3,790,177)

NET ASSETS - 100.0%		$167,051,879

a	Non-income producing.
b	A portion of these securities were on loan at September 30, 2005. Total market value of loaned securities for Royce Capital Fund-Micro-Cap Portfolio at September 30, 2005 was $30,014,337.

TAX INFORMATION:
At September 30, 2005, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$327,046,007	$70,271,864	$86,342,887	$16,071,023
Small-Cap Portfolio	148,204,048	22,638,008	28,314,537	5,676,529

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Repurchase Agreements:

The Funds entered into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company (“SSB&T”), the custodian of the Funds’ assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                      There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 28, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: November 28, 2005